OTHER NON CURRENT LIABILITIES (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Jul. 24, 2024	Sep. 30, 2024	Sep. 30, 2023
OTHER NONCURRENT LIABILITIES
Amount borrowed from related party	$ 160,000	$ 835,046	$ 0
Maturity Date		Jul. 23, 2026
Interest rate		4.62%